Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Schdule of Convertible Debentures
The following table provides a summary of the changes in the balance and the estimated fair value of the Convertible Debentures (in thousands):

December 31, 2024
Ending Balance as of December 31, 2023	$4,340
Repayment of Convertible Debentures	(4,375)
Change in fair value of Convertible Debentures	35

Ending Balance as of December 31, 2024	$—

Schedule of FSF Deposit

December 31, 2024
Beginning Balance as of June 11, 2024	$10,000
Change in fair value of FSF Deposit	4,690
Reclass of Deposit Warrant liability upon satisfaction of FSF Deposit	(1,690)
Repayment of FSF Deposit	(13,000)

Ending Balance as of December 31, 2024	$—

Schedule of revenue liability activity
The following table summarizes the purchased revenue liability activity related to ZTlido Royalty Purchase Agreement (in thousands):

September 30, 2025
Ending Balance as of December 31, 2024	$6,800
Repayment of purchased revenue liability	(2,333)
Change in fair value of purchased revenue liability	9,833

Ending Balance as of September 30, 2025	$14,300

September 30, 2025
Beginning Balance as of February 28, 2025	$500
Repayment of purchased revenue liability	$(41)
Change in fair value of purchased revenue liability	1,041

Ending Balance as of September 30, 2025	$1,500

The following table summarizes the purchased revenue liability activity during the year ended December 31, 2024 (in thousands):

December 31, 2024
Beginning Balance as of October 8, 2024	$5,900
Change in fair value of purchased revenue liability	900

Ending Balance as of December 31, 2024	$6,800

Schedule of the Tranche B Note
The following table provides a summary of the changes in the balance and the estimated fair value of the Tranche B Notes (in thousands):

September 30, 2025
Ending Balance as of December 31, 2024	$23,560
Repayment of Tranche B Notes principal and interest	(18,656)
Change in fair value of Tranche B Notes	12,936
Change in fair value of Tranche B Notes—due to instrument-specific credit risk recorded as a component of other comprehensive income	2,970

Ending Balance as of September 30, 2025	$20,810

Oramed Note
Debt Instrument [Line Items]
Schedule of the Oramed Note
The following table provides a summary of the changes in the balance and the estimated fair value of the Oramed Note (in thousands):

September 30, 2025
Ending Balance as of December 31, 2024	$12,161
Change in fair value of Oramed Note – recorded in the consolidated statements of operations	12,702

Ending Balance as of September 30, 2025	$24,863

December 31, 2024
Ending Balance as of December 31, 2023	$104,089
Repayment of Oramed Note	(64,200)
Conversion into Tranche B Notes	(25,000)
Change in fair value of Oramed Note – recorded in the consolidated statements of operations	3,589
Change in fair value of Oramed Note – due to instrument-specific credit risk recorded as a component of other comprehensive income	(6,317)

Ending Balance as of December 31, 2024	$12,161

Tranche B Notes [Member]
Debt Instrument [Line Items]
Schedule of Tranche B Notes

December 31, 2024
Beginning Balance as of October 8, 2024	$42,740
Conversion of Tranche B notes	(9,255)
Repayment of Tranche B Notes	(3,283)
Change in fair value of Tranche B Notes	(6,641)

Ending Balance as of December 31, 2024	$23,560